Equity and Partners' Capital (tables)	12 Months Ended
Dec. 31, 2011
Partners Capital Notes Abstract
Equity Offerings Table

				Underwriting
				Discount and
thousands except unit	Common	GP Units	Price Per	Other Offering	Net
and per-unit amounts	Units Issued (2)	Issued (3)	Unit	Expenses	Proceeds
December 2009 equity offering	6,900,000	140,817	$18.20	$5,500	$122,539
May 2010 equity offering (1)	4,558,700	93,035	22.25	4,427	99,074
November 2010 equity offering	8,415,000	171,734	29.92	10,325	246,729
March 2011 equity offering	3,852,813	78,629	35.15	5,621	132,569
September 2011 equity offering	5,750,000	117,347	35.86	7,655	202,748

_______________________________________________________

(1)       Refers collectively to the May 2010 equity offering issuance, and the June 2010 exercise of the underwriters' over-allotment option.

(2)       Includes the issuance of 900,000 common units, 558,700 common units, 915,000 common units, 302,813 common units and 750,000 common units pursuant to the exercise, in full or in part, of the underwriters' over-allotment options granted in connection with the December 2009, May 2010, November 2010, March 2011 and September 2011 equity offerings, respectively.

(3)       Represents general partner units issued to the general partner in exchange for the general partner's proportionate capital contribution to maintain its 2.0% interest.

Calculation of Net Income Per Unit Table

	Year Ended December 31,
thousands except per-unit amounts	2011	2010	2009

Net income attributable to Western Gas Partners, LP	$174,243	$146,192	$116,235
Pre-acquisition net (income) loss allocated to Parent	(34,084)	(32,061)	(44,827)
General partner interest in net (income) loss	(8,599)	(3,067)	(1,428)
Limited partners’ interest in net income	$131,560	$111,064	$69,980

Net income allocable to common units	$110,542	$68,410	$37,035
Net income allocable to subordinated units	21,018	42,654	32,945
Limited partners’ interest in net income	$131,560	$111,064	$69,980

Net income per unit – basic and diluted
Common units	$1.64	$1.66	$1.25
Subordinated units	$1.28	$1.61	$1.24

Weighted average units outstanding – basic and diluted
Common units	67,333	41,287	29,684
Subordinated units	16,431	26,536	26,536